SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS - Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 1.0	$ 1.0